S000012098 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	146 Months Ended	265 Months Ended	403 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE USBIG Treasury Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.65%	(0.66%)		0.83%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
C000032988 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.39%	(0.97%)		0.50%
Performance Inception Date						Nov. 25, 2002
C000032988 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.92%)	(1.79%)		(0.27%)
Performance Inception Date						Nov. 25, 2002
C000032988 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.23%	(1.05%)		0.07%
Performance Inception Date						Nov. 25, 2002
C000032991 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.55%	(0.82%)		0.66%
Performance Inception Date							Jun. 04, 1991
C000122681 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.64%	(0.80%)		0.65%
Performance Inception Date					Nov. 08, 2012
C000174616 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.56%	(0.82%)		0.64%
Performance Inception Date			Mar. 01, 2017